Income and social contribution taxes	12 Months Ended
Dec. 31, 2017
Income and social contribution taxes [Abstract]
Income and social contribution taxes
23.	Income and social contribution taxes

23.1.	Reconciliation of income and social contribution taxes expenses and accounting profit or loss

Tax legislation in Brazil requires that income and social contribution tax returns be filed and paid by each legal entity on a separate basis.

	2017	2016	2015
		(Restated)	(Restated)

Loss before income and social contribution taxes	(308,589)	(255,796)	(217,289)
Statutory rate	34%	34%	34%
Income and social contribution taxes at the statutory rate	104,920	86,970	73,878
Tax effect on:
Share of profit of an associate	(347)	3,452	3,769
Permanent differences - non-deductible expenses	(35,640)	(39,546)	(22,904)
Permanent differences - Tax benefit of unorganized goodwill	12,168	10,935	13,082
Permanent differences - taxable profit computed as a percentage of gross revenue	15,045	502	1,044
Temporary differences - Deferred tax of Revenues from government entities	14,695	19,942	6,966
Temporary differences - non-recognized	(9,419)	(63,351)	19,592
Incentive reserve	125	1,140	204
Tax loss for the year not recognized	(120,031)	(125,234)	(94,514)
Use of tax benefit of tax income and social contribution tax losses against PERT, PRT and REFIS “COPA” (see Note 17).	370,116	-	5,725
Others	1,189	-	-
Total	352,821	(105,190)	6,842
Current	(18,263)	(55,435)	(5,762)
Deferred	371,084	(49,755)	12,604

Effective income tax rate	(114.85%)	41.09%	(3.15%)

23.2.	Deferred taxes

	2017	2016
Assets
Income and social contribution tax effect on:
Allowance for doubtful accounts	-	2,036
Other temporarily non-deductible provisions	-	5,869
Sundry provisions	44	6,212
Provision for profit sharing	-	4,169
Labor, civil and tax proceedings	-	22,771
Total assets	44	41,057

	2017	2016
Liabilities
Income and social contribution tax effect on:
Appreciation of property, plant and equipment	15,438	17,054
Customer relationship and license	10,975	12,299
Business combination/goodwill	91,024	92,055
Government entities (a)	19,591	32,309
Other	-	21,839
Total Liabilities	137,028	175,556

(a)
The amount relates to deferral of income until its realization. According to current legislation, the portion of income proportional to revenue considered in profit or loss and not received by the statement of financial position date may be excluded from the calculation.

Changes in deferred income tax are as follows:

	2016	Additions Business Combination	Write-offs	Tax Amnesty Program (b)	Offsetting	2017	Impact on profit or loss

Deferred income tax assets	41,057	-	(11,083)	373,196	(29,930)	44	362,113
Deferred income tax liabilities	(175,556)	(373)	8,971	-	29,930	(137,028)	8,971
Effect on deferred profit or loss							371,084

	2015	Additions	Write-offs	2016	Impact on profit or loss

Deferred income tax assets	25,874	15,183	-	41,057	15,183
Deferred income tax liabilities	(110,618)	(64,938)	-	(175,556)	(64,938)
Effect on deferred profit or loss					(49,755)

	2014	Additions	Write-offs	2015	Refis (b)	Impact on profit or loss

Deferred income tax assets	20,116	5,759	-	25,874	5,725	11,484
Deferred income tax liabilities	(111,738)	-	1,120	(110,618)	-	1,120
Effect on deferred profit or loss						12,604

(b)
As mentioned in Note 17, the Company was benefitted by reduction of part of the interest and fines arising from taxes (included in the PRT and PERT tax amnesty programs). The benefit was calculated based on the tax loss, and therefore a credit was recorded in deferred income tax, in profit or loss, against a reduction in the tax payable balance (included in the REFIS). The application for inclusion in REFIS was filed with the Brazilian IRS, see note 17.

The Company did not recognize deferred income and social contribution tax assets on temporary differences and accumulated tax losses of certain subsidiaries.

The consolidated income and social contribution tax loss carryforwards not recognized are as follows:

	2017	2016
		(Restated)
Total income and social contribution tax loss carryforwards (a)	708,639	1,453,249

(a)	In accordance with the Brazilian tax legislation, loss carryforwards can be used to offset up to 30% of taxable profit for the year and do not expire.

Changes in the consolidated income and social contribution tax losses are as follows:

Description	2017	2016	2015
		(Restated)	(Restated)

Balance at the beginning of the year	1,453,249	1,078,049	812,925
Income and social contribution tax losses for the year	353,330	368,245	277,742
Use of REFIS base	-	-	(16,838)
Use of PERT base	(1,097,635)	-	-
Other	(305)	6,955	4,220
Balance at the end of the year	708,639	1,453,249	1,078,049